Intangible assets - Summary of Intangible Assets (Detail) - GBP (£) £ in Millions		12 Months Ended
	Apr. 01, 2019	Mar. 31, 2020	Mar. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	£ 14,385	£ 14,385	£ 14,447
Ending balance	14,315	13,889	14,385
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	20,698	20,698	20,702
Reclassification of assets held under finance leases	185
Additions		790	984
Disposals and adjustments		1,398	1,091
Transfers		9	44
Exchange differences		73	59
Transfer to assets held for sale		141
Ending balance	20,513	19,846	20,698
Accumulated amortisation
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(6,313)	(6,313)	(6,255)
Reclassification of assets held under finance leases	(115)
Charge for the year		1,173	1,154
Disposals and adjustments		(1,386)	(1,091)
Transfers		0	(3)
Exchange differences		(19)	8
Transfer to assets held for sale		(47)
Ending balance	(6,198)	(5,957)	(6,313)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	8,006	8,006	7,945
Transfers			0
Exchange differences		52	63
Transfer to assets held for sale		83
Ending balance		7,945	8,006
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	8,006	8,006	7,945
Reclassification of assets held under finance leases	0
Additions		0	0
Disposals and adjustments		30	2
Transfers		0	0
Exchange differences		52	63
Transfer to assets held for sale		83
Ending balance	8,006	7,945	8,006
Customer relationships and brands
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,846	1,846
Ending balance		1,467	1,846
Customer relationships and brands | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,417	3,417	3,410
Reclassification of assets held under finance leases	0
Additions		0	0
Disposals and adjustments		28	0
Transfers		0	0
Exchange differences		8	7
Transfer to assets held for sale		0
Ending balance	3,417	3,397	3,417
Customer relationships and brands | Accumulated amortisation
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(1,571)	(1,571)	(1,191)
Reclassification of assets held under finance leases	0
Charge for the year		373	377
Disposals and adjustments		(22)	0
Transfers		0	0
Exchange differences		(8)	(3)
Transfer to assets held for sale		0
Ending balance	(1,571)	(1,930)	(1,571)
Telecoms licences and other
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,692	2,692
Ending balance		2,458	2,692
Telecoms licences and other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,252	3,252	2,951
Reclassification of assets held under finance leases	185
Additions		0	304
Disposals and adjustments		34	3
Transfers		(2)	4
Exchange differences		1	(4)
Transfer to assets held for sale		0
Ending balance	3,067	3,032	3,252
Telecoms licences and other | Accumulated amortisation
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(560)	(560)	(421)
Reclassification of assets held under finance leases	(115)
Charge for the year		177	142
Disposals and adjustments		(49)	(3)
Transfers		0	(3)
Exchange differences		(1)	3
Transfer to assets held for sale		0
Ending balance	(445)	(574)	(560)
Internally developed software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,297	1,297
Ending balance		1,403	1,297
Internally developed software | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,518	4,518	4,822
Reclassification of assets held under finance leases	0
Additions		598	520
Disposals and adjustments		765	945
Transfers		14	120
Exchange differences		2	1
Transfer to assets held for sale		13
Ending balance	4,518	4,354	4,518
Internally developed software | Accumulated amortisation
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(3,221)	(3,221)	(3,680)
Reclassification of assets held under finance leases	0
Charge for the year		538	525
Disposals and adjustments		(786)	(941)
Transfers		15	43
Exchange differences		(1)	0
Transfer to assets held for sale		(8)
Ending balance	(3,221)	(2,951)	(3,221)
Purchased software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	544	544
Ending balance		616	544
Purchased software | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,505	1,505	1,574
Reclassification of assets held under finance leases	0
Additions		192	160
Disposals and adjustments		541	141
Transfers		(3)	(80)
Exchange differences		10	(8)
Transfer to assets held for sale		45
Ending balance	1,505	1,118	1,505
Purchased software | Accumulated amortisation
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(961)	(961)	(963)
Reclassification of assets held under finance leases	0
Charge for the year		85	110
Disposals and adjustments		(529)	(147)
Transfers		(15)	(43)
Exchange differences		(9)	8
Transfer to assets held for sale		(39)
Ending balance	£ (961)	£ (502)	£ (961)